Statement of cash flows - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Payments to suppliers (inclusive of GST)	$ (8,806,148)	$ (11,391,410)
Net cash used in operating activities	(8,806,148)	(11,391,410)
Cash flows from investing activities
Payment of milestone relating to contingent consideration	0	(1,582,278)
Net cash used in investing activities	0	(1,582,278)
Cash flows from financing activities
Proceeds from issue of shares (net of costs)	5,850,869	16,700
Net cash from financing activities	5,850,869	16,700
Net decrease in cash and cash equivalents	(2,955,279)	(12,956,988)
Cash and cash equivalents at the beginning of the financial half-year	7,361,112	27,586,760
Effects of exchange rate changes on cash and cash equivalents	(15,310)	559,185
Cash and cash equivalents at the end of the financial half-year	$ 4,390,523	$ 15,188,957